Total
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.
Limited Duration Inflation Focused Bond Fund
Investment Objective(s)
The fund seeks a level of income that is consistent with the current rate of inflation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. - USD ($)	Investor Class		I Class	Z Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.		Investor Class		I Class		Z Class
Management fees	[1]	0.34%		0.34%		0.34%
Other expenses		0.21%		0.10%	[2]	none
Total annual fund operating expenses		0.55%	[3]	0.44%		0.34%	[1]
Fee waiver/expense reimbursement	[1]	(0.09%)	[3]	(0.14%)	[2]	(0.34%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.46%		0.30%	[2]	none	[4]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (at least through September 30, 2024) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.25% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[3]	Restated to reflect current fees.
[4]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 47	$ 31	none
3 Years	167	122	none
5 Years	298	227	none
10 Years	$ 681	$ 536	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 155.9% of the average value of its portfolio.
Principal Investment Strategies

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed and asset-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The fund will invest at least 20% of its net assets in inflation-linked securities, although normally the fund expects to invest 50% or more of its net assets in inflation-linked securities.

Although the fund may invest in debt instruments of any maturity or duration, the fund will normally maintain a duration within plus (+) or minus (-) two years of the duration of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. As of July 31, 2023, the duration of the Bloomberg U.S. 1-5 Year Treasury TIPS Index was approximately 2.74 years and its duration ranged from -0.34 years to 5.16 years over the past three years. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. The longer a bond fund’s duration, the more sensitive that fund should be to changes in interest rates. For example, if interest rates rise by 1% and a fixed-rate bond has a duration of 5 years, it is estimated that the principal value of the bond will decrease by approximately 5%.

The fund will only purchase securities that are rated within the four highest credit rating categories (AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may continue to hold a security that has been downgraded after purchase. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated securities of foreign issuers, including those in emerging markets.

Treasury Inflation Protected Securities, known as TIPS, are instruments issued by the U.S. Treasury that are structured to provide protection against inflation, which measures a sustained increase in the prices of goods and services in an economy that can erode the purchasing power of a currency over time. Interest and principal payments of TIPS are periodically adjusted in step with changes in the inflation rate. These inflation adjustments for TIPS are applied based on changes in the Consumer Price Index (CPI), while inflation adjustments for other types of inflation-linked securities may be based on a different inflation index. Inflation-linked securities tend to react to changes in real interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. For example, if a 3-year Treasury bond is yielding 5% and inflation expectations for the next 3 years are 2%, the real interest rate is 3%.

The fund’s investments in inflation-linked securities should provide some protection against the impact of inflation. Investment decisions are based on the outlooks for inflation, interest rates and the overall economy, as well as the prices and yields of the various securities in which the fund may invest. For example, if the adviser’s outlook is one of high or rising inflation, the fund may hold more than 50% of its assets in inflation-linked securities and, if the adviser believes inflation will be low or falling, the fund may focus more on securities that are not indexed to inflation (within the fund’s investment program). If interest rates are expected to fall, the fund may purchase securities with longer maturities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and interest rate future options, forwards, credit default swaps, and CPI swaps or other inflation swaps. Interest rate derivatives would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forwards would typically be used to protect any non-U.S. dollar denominated holdings from adverse currency movements, to increase or decrease exposure to a particular foreign currency, or to enhance the fund’s returns by gaining exposure to certain currencies expected to increase or decrease in value relative to other currencies. Credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. CPI swaps, which are derivatives pegged directly to the rate of inflation, would typically be used to manage the fund’s inflation risk or maintain efficient exposure to TIPS and other inflation-linked securities.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Inflation-linked securities: In general, the value of an inflation-linked security, including TIPS, will typically decrease when real interest rates (nominal interest rates reduced by the expected impact of inflation) increase and increase when real interest rates decrease. When inflation is negative or concerns over inflation are low, the value and income of inflation-linked securities could fall and result in losses for the fund and during periods of very low inflation, the yield on an inflation-linked security may be negative. Conversely, during sustained periods of high inflation, the fund’s yield should increase, which may not be repeated. Funds that invest heavily in inflation-linked securities do not always move in lockstep with inflation because they do not necessarily buy inflation-linked securities when they are originally issued or hold them until maturity. In addition, the accrual of inflation adjustments on the fund’s holdings may significantly impact the current level of dividends actually paid to shareholders. Changes in inflation rates and/or interest rates may cause the fund’s yield to vary substantially over time.

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates: The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Prepayments and extensions: The fund is subject to prepayment risks because the principal on mortgage-backed securities, asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing: Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues, such as settlement issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Portfolio turnover: High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the six months ended 6/30/23 was 0.43%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	3.65%	Worst Quarter	9/30/22	-3.90%

Average Annual Total Returns Periods ended December 31, 2022

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			(5.23%)	2.22%	1.08%			Sep. 29, 2006
Investor Class | After Taxes on Distributions			(7.39%)	0.89%	0.28%
Investor Class | After Taxes on Distributions and Sales			(3.03%)	1.18%	0.50%
I Class			(4.93%)	2.41%		2.03%		Sep. 29, 2015
Z Class			(4.62%)			3.22%		Mar. 16, 2020
Bloomberg U.S. 1-5 Year Treasury TIPS Index		Bloomberg U.S. 1-5 Year Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. 1-5 Year Treasury TIPS Index	[1]					2.19%
Bloomberg U.S. 1-5 Year Treasury TIPS Index			(3.96%)	2.48%	1.30%	3.08%	[2]
[1]	Return since 9/29/15.
[2]	Return since 3/16/20.

Updated performance information is available through troweprice.com.